Transfer of financial assets, assets pledged and received as collateral - Summary of assets pledged as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 126,682	€ 145,560
Financial assets at fair value through profit or loss
Assets Not Freely Disposable [line items]
Financial assets pledged	17,079	15,334
Financial assets at FVOCI
Assets Not Freely Disposable [line items]
Financial assets pledged	2,142	2,320
Securities at amortised cost
Assets Not Freely Disposable [line items]
Financial assets pledged	3,578	4,468
Cash and balances with central banks
Assets Not Freely Disposable [line items]
Financial assets pledged	364	465
Loans and advances to banks
Assets Not Freely Disposable [line items]
Financial assets pledged	4,007	3,310
Loans and advances to customers
Assets Not Freely Disposable [line items]
Financial assets pledged	98,917	118,868
Other assets
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 596	€ 796